Reconciliation of borrowing activities in the statement of cash flow (Tables)	9 Months Ended
Sep. 30, 2021
Reconciliation of borrowing activities in the statement of cash flow

	Current and non-current
	Borrowings, debentures and Braskem Idesa financing
					Loan to
			Total		non-controlling
			borrowings	Braskem Idesa	shareholders
	Borrowings	Debentures	and debentures	financing	of Braskem Idesa	Lease	Dividends

Balance at December 31, 2020	41,732,123	236,115	41,968,238	12,059,238	3,222,493	3,207,886	5,456

Acquired	21,474		21,474
Payments	(9,197,150)	(29,458)	(9,226,608)	(766,250)		(594,337)	(2,034)
Cash used in financing activities	(9,175,676)	(29,458)	(9,205,134)	(766,250)		(594,337)	(2,034)

Other changes
Interest paid	(1,965,840)	(21,121)	(1,986,961)	(415,015)		(167,990)
Interest and monetary and exchange variations, net	2,017,089	20,474	2,037,563	695,203	163,138	131,792
VAT on loan					25,258
New contracts						305,647
Currency translation adjustments	1,183,022		1,183,022	181,664	45,376	46,759
Prescribed dividends							(1,653)
	1,234,271	(647)	1,233,624	461,852	233,772	316,208	(1,653)

Balance at September 30, 2021	33,790,718	206,010	33,996,728	11,754,840	3,456,265	2,929,757	1,769